EATON VANCE FOCUSED GLOBAL OPPORTUNITIES FUND

EATON VANCE FOCUSED INTERNATIONAL OPPORTUNITIES FUND

Supplement to Prospectus dated April 1, 2017

1.

The following replaces “Management” under “Fund Summaries – Eaton Vance Focused Global Opportunities Fund”:

Investment Adviser.  Eaton Vance Management (“Eaton Vance”).

Investment Sub-Adviser.  Eaton Vance Advisers International Ltd. (“EVAIL”).

Portfolio Manager

Christopher Dyer, Vice President of EVAIL and Director of Global Equity, has managed the Fund since its inception in December 2015.

2.

The following replaces “Management” under “Fund Summaries – Eaton Vance Focused International Opportunities Fund”:

Investment Adviser.  Eaton Vance Management (“Eaton Vance”).

Investment Sub-Adviser.  Eaton Vance Advisers International Ltd. (“EVAIL”).

Portfolio Managers

Christopher Dyer, Vice President of EVAIL and Director of Global Equity, has managed the Fund since its inception in December 2015.

Samantha Pandolfi, Vice President of EVAIL and Global Equity Analyst, has managed the Fund since its inception in December 2015.

3.

The following replaces the fourth and fifth paragraphs under “Management.” in “Management and Organization”:

Pursuant to investment sub-advisory agreements, Eaton Vance has delegated the investment management of each Fund to Eaton Vance Advisers International Ltd. (“EVAIL”), a registered investment adviser.  EVAIL is located at 125 Old Broad Street, London, EC2N 1AR, United Kingdom.  Prior to November 1, 2017, Eaton Vance Management (International) Limited (“EVMI”) served as sub-adviser to each Fund.  Eaton Vance pays EVAIL a portion of its advisory fee for sub-advisory services provided to each Fund.

The Funds are managed by Christopher Dyer.  Mr. Dyer has managed the Funds since they commenced operations in December 2015.  Mr. Dyer manages other Eaton Vance portfolios and is Director of Global Equity for the Eaton Vance organization.  Prior to joining EVAIL in November 2017, Mr. Dyer held identical positions at EVMI.  Prior to joining EVMI in June 2015, Mr. Dyer was Head of European Equity at Goldman Sachs Asset Management in London, where he also served in various portfolio management roles during his fourteen-year tenure (2001-2015). Focused International Opportunities Fund is also managed by Samantha Pandolfi.  Ms. Pandolfi has managed Focused International Opportunities Fund since it commenced operations in December 2015.  Prior to joining EVAIL in November 2017, Ms. Pandolfi held identical positions at EVMI.  Prior to joining EVMI as a Vice President in November 2015, Ms. Pandolfi was a Portfolio Manager and Research Analyst with Goldman Sachs Asset Management over her fifteen year tenure (2000-2015).

November 1, 2017	27430 11.1.17

EATON VANCE INTERNATIONAL SMALL-CAP FUND

Supplement to Prospectus dated April 1, 2017

1.

The following replaces “Management” under “Fund Summary”:

Investment Adviser.  Eaton Vance Management (“Eaton Vance”).

Investment Sub-Adviser. Eaton Vance Advisers International Ltd. (“EVAIL”).

Portfolio Manager

Aidan Farrell, Vice President of EVAIL, has managed the Fund since its inception in December 2015.

2.

The following replaces the fourth and fifth paragraphs under “Management.” in “Management and Organization”:

Pursuant to an investment sub-advisory agreement with the Fund, Eaton Vance has delegated the investment management of the Fund to Eaton Vance Advisers International Ltd. (“EVAIL”), a registered investment adviser. EVAIL is located at 125 Old Broad Street, London, EC2N 1AR. Prior to November 1, 2017, Eaton Vance Management (International) Limited (“EVMI”) served as sub-adviser to the Fund.  Eaton Vance pays EVAIL a portion of its fee for sub-advisory services provided to the Fund.

The portfolio manager of the Fund is Aidan Farrell. Mr. Farrell has managed the Fund since it commenced operations in December 2015. Mr. Farrell manages other Eaton Vance portfolios and is a Vice President of EVAIL. Prior to joining EVAIL in November 2017, Mr. Farrell held identical positions at EVMI.  Prior to joining EVMI in June 2015, Mr. Farrell was Managing Director at Goldman Sachs Asset Management where he also served as a portfolio manager from 2008 to 2015.

November 1, 2017	27435 11.1.17

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND

Supplement to Prospectus dated January 1, 2017

1.

The following replaces “Management” under “Fund Summary”:

Investment Adviser.  Eaton Vance Management (“Eaton Vance”).

Investment Sub-Advisers

Eaton Vance Advisers International Ltd. (“EVAIL”).

OrbiMed Advisors LLC (“OrbiMed”).

Portfolio Managers

Jason Kritzer, Vice President of Eaton Vance, has managed the Portfolio since July 2016.

Samantha Pandolfi, Vice President of EVAIL, has managed the Portfolio since July 2016.

2.

The following replaces the first paragraph under “Management.” in “Management and Organization”:

Management.  Eaton Vance Management (“Eaton Vance”), Two International Place, Boston, MA  02110, serves as the investment adviser and manages the Portfolio investments.  Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp. and has been managing assets since 1924 and managing mutual funds since 1931.  Eaton Vance and its affiliates currently manage over $415 billion on behalf of mutual funds, institutional clients and individuals.  Pursuant to a sub-advisory agreement, Eaton Vance has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (“EVAIL”), 125 Old Broad Street, London, EC2N 1AR, United Kingdom, a registered investment adviser.  Prior to November 1, 2017, Eaton Vance Management (International) Limited (“EVMI”) served as sub-adviser to the Portfolio.  Pursuant to a research support agreement, Eaton Vance has engaged OrbiMed Advisors LLC (“OrbiMed”), a registered investment adviser, 601 Lexington Avenue, 54th Floor, New York, NY 10022-4629, as an investment sub-adviser to the Portfolio providing research services to Eaton Vance with respect to the Portfolio’s investment program.  Eaton Vance pays EVAIL and OrbiMed a portion of its advisory fee for sub-advisory services provided to the Portfolio.

3.

The following replaces the sixth paragraph under “Management.” in “Management and Organization”:

The Portfolio is managed by Jason Kritzer and Samantha Pandolfi.  Mr. Kritzer has served as a portfolio manager since July 2016 and is a Vice President of Eaton Vance.  Prior to joining Eaton Vance in 2012, Mr. Kritzer was a director and equity analyst at BlackRock, Inc. covering the healthcare sector since 2006.  Ms. Pandolfi has served as a portfolio manager since July 2016 and is a Vice President of EVAIL.  Prior to joining EVAIL in November 2017, Ms. Pandolfi held identical positions at EVMI.  Prior to joining EVMI in November 2015, Ms. Pandolfi was a portfolio manager and Research Analyst with Goldman Sachs Asset Management over her fifteen year tenure (2000-2015).

4.

The following replaces the second paragraph under “Valuing Shares”:

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser(s) the daily valuation of such investments.  The investment adviser(s) has delegated daily valuation of a portion of the Portfolio to EVAIL, as a sub-adviser.  Pursuant to the procedures, exchange-listed securities and other instruments (including derivatives) normally are valued at last sale or closing prices.  In certain situations, the investment adviser(s) or EVAIL may use the fair value of a security if market prices are unavailable or deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before portfolio assets are valued which would materially affect net asset value.  In addition, for foreign equity securities and total return swaps and futures contracts on foreign indices that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities.  A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures.  Because foreign securities trade on days when Fund shares are not priced, the value of securities held by the Fund can change on days when Fund shares cannot be redeemed or purchased.  Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

5.

The following replaces the second paragraph under “Restrictions on Excessive Trading and Market Timing” in “Purchasing Shares”:

A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of fund shares.  In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including restricted securities and securities of certain small- and mid-cap companies) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values.  A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”).   The investment adviser and EVAIL, as a sub-adviser to the Portfolio, are authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”).  The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Fund.

November 1, 2017	27431 11.1.17

EATON VANCE FOCUSED GLOBAL OPPORTUNITIES FUND

EATON VANCE FOCUSED INTERNATIONAL OPPORTUNITIES FUND

Supplement to Statement of Additional Information dated April 1, 2017

1.

References to Eaton Vance Management (International) Limited should be replaced with Eaton Vance Advisers International Ltd. and references to EVMI should be replaced with EVAIL throughout the Statement of Additional Information with the exception of the reference to EVMI in the third paragraph under “Investment Advisory and Administrative Services.”

2.

The following replaces the information in the table under “Fund Management.” in “Management and Organization” under “Interested Trustees”:

Name and Year of Birth	Trust Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held During Last Five Years(2)
THOMAS E. FAUST JR. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with BMR, Eaton Vance, EVC, EVD and EV, which are affiliates of the Trust.	177	Director of EVC and Hexavest Inc. (investment management firm).

3.

The following replaces the ninth paragraph in the paragraphs below the tables under “Fund Management.” in “Management and Organization”:

Thomas E. Faust Jr.  Mr. Faust has served as a member of the Eaton Vance Fund Boards since 2007.  He is currently Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD.  Mr. Faust has served as a Director of Hexavest Inc. since 2012 and of SigFig Wealth Management LLC since 2016.  Mr. Faust previously served as an equity analyst, portfolio manager, Director of Equity Research and Management and Chief Investment Officer of Eaton Vance (1985-2007).  He holds B.S. degrees in Mechanical Engineering and Economics from the Massachusetts Institute of Technology and an MBA from Harvard Business School.  Mr. Faust has been a Chartered Financial Analyst since 1988.

4.

The following replaces “Information About EVMI.” under “Investment Advisory and Administrative Services”:

Information About EVAIL.  EVAIL provides investment advice to institutional clients and pooled investment vehicles.  EVAIL was originally organized in 2017.

November 1, 2017	11.1.17

EATON VANCE INTERNATIONAL SMALL-CAP FUND

Supplement to Statement of Additional Information dated April 1, 2017

1.

References to Eaton Vance Management (International) Limited should be replaced with Eaton Vance Advisers International Ltd. and references to EVMI should be replaced with EVAIL throughout the Statement of Additional Information with the exception of the reference to EVMI in the second paragraph under “Investment Advisory and Administrative Services.”

2.

The following replaces the information in the table under “Fund Management.” in “Management and Organization” under “Interested Trustees”:

Name and Year of Birth	Trust Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held During Last Five Years(2)
THOMAS E. FAUST JR. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with BMR, Eaton Vance, EVC, EVD and EV, which are affiliates of the Trust.	177	Director of EVC and Hexavest Inc. (investment management firm).

3.

The following replaces the ninth paragraph in the paragraphs below the tables under “Fund Management.” in “Management and Organization”:

Thomas E. Faust Jr.  Mr. Faust has served as a member of the Eaton Vance Fund Boards since 2007.  He is currently Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD.  Mr. Faust has served as a Director of Hexavest Inc. since 2012 and of SigFig Wealth Management LLC since 2016.  Mr. Faust previously served as an equity analyst, portfolio manager, Director of Equity Research and Management and Chief Investment Officer of Eaton Vance (1985-2007).  He holds B.S. degrees in Mechanical Engineering and Economics from the Massachusetts Institute of Technology and an MBA from Harvard Business School.  Mr. Faust has been a Chartered Financial Analyst since 1988.

4.

The following replaces “Information About EVMI.” under “Investment Advisory and Administrative Services”:

Information About EVAIL.  EVAIL provides investment advice to institutional clients and pooled investment vehicles.  EVAIL was originally organized in 2017.

November 1, 2017	11.1.17

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND

Supplement to Statement of Additional Information dated January 1, 2017

1.

References to Eaton Vance Management (International) Limited should be replaced with Eaton Vance Advisers International Ltd. and references to EVMI should be replaced with EVAIL throughout the Statement of Additional Information.

2.

The following replaces the information in the table under “Fund Management.” in “Management and Organization” under “Interested Trustees”:

Name and Year of Birth	Trust Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held During Last Five Years(2)
THOMAS E. FAUST JR. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with BMR, Eaton Vance, EVC, EVD and EV, which are affiliates of the Trust.	177	Director of EVC and Hexavest Inc. (investment management firm).

3.

The following replaces the ninth paragraph in the paragraphs below the tables under “Fund Management.” in “Management and Organization”:

Thomas E. Faust Jr.  Mr. Faust has served as a member of the Eaton Vance Fund Boards since 2007.  He is currently Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD.  Mr. Faust has served as a Director of Hexavest Inc. since 2012 and of SigFig Wealth Management LLC since 2016.  Mr. Faust previously served as an equity analyst, portfolio manager, Director of Equity Research and Management and Chief Investment Officer of Eaton Vance (1985-2007).  He holds B.S. degrees in Mechanical Engineering and Economics from the Massachusetts Institute of Technology and an MBA from Harvard Business School.  Mr. Faust has been a Chartered Financial Analyst since 1988.

4.

The following replaces “Information About EVMI.” under “Investment Advisory and Administrative Services”:

Information About EVAIL.  EVAIL provides investment advice to institutional clients and pooled investment vehicles.  EVAIL was originally organized in 2017.

November 1, 2017	11.1.17